Gabelli ESG Fund, Inc.

Schedule of Investments — June 30, 2020 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 99.1%
	Airlines — 0.1%
1,050	Delta Air Lines Inc	$29,453

	Automotive — 1.5%
4,900	Daimler AG†.	198,983
2,300	Toyota Motor Corp., ADR	288,949

		487,932

	Beverage — 4.1%
16,200	Danone SA†	1,120,430
4,600	The Coca-Cola Co.	205,528

		1,325,958

	Broadcasting — 2.7%
2,000	Liberty Broadband Corp., Cl. C†	247,920
10,000	Liberty Media Corp.- Liberty Braves, Cl. C†	197,400
12,160	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	418,912

		864,232

	Building and Construction — 0.2%
2,000	Johnson Controls International plc	68,280

	Business Services — 2.1%
7,000	Macquarie Infrastructure Corp.	214,830
13,000	ServiceMaster Global Holdings Inc.†	463,970

		678,800

	Cable and Satellite — 2.2%
15,600	Comcast Corp., Cl. A	608,088
3,500	EchoStar Corp., Cl. A†	97,860

		705,948

	Computer Hardware — 1.0%
2,600	International Business Machines Corp.	314,002

	Computer Software and Services — 8.2%
840	Alphabet Inc., Cl. A†	1,191,162
3,600	Cisco Systems Inc.	167,904
4,300	Dell Technologies Inc., Cl. C†	236,242
31,000	Hewlett Packard Enterprise Co.	301,630
7,400	Intel Corp.	442,742
1,500	Microsoft Corp.	305,265

		2,644,945

	Consumer Products — 4.2%
3,000	Energizer Holdings Inc.	142,470
17,750	Sony Corp., ADR	1,227,057

		1,369,527

	Consumer Services — 0.3%
8,000	Resideo Technologies Inc.†	93,760

	Diversified Industrial — 1.5%
4,300	ABB Ltd., ADR	97,008

Shares		Market Value

2,400	Agilent Technologies Inc.	$212,088
1,050	Union Pacific Corp.	177,524

		486,620

	Energy and Utilities — 3.8%
5,100	NextEra Energy Inc.	1,224,867

	Entertainment — 2.1%
3,700	The Walt Disney Co.	412,587
10,000	Vivendi SA.	256,606

		669,193

	Environmental Services — 3.2%
25,000	BioHiTech Global Inc.†	62,750
35,000	Evoqua Water Technologies Corp.†	651,000
3,500	Waste Connections Inc.	328,265

		1,042,015

	Equipment and Supplies — 4.0%
20,000	Mueller Water Products Inc., Cl. A	188,600
860	Parker-Hannifin Corp.	157,612
11,500	Watts Water Technologies Inc., Cl. A	931,500

		1,277,712

	Financial Services — 20.0%
103,770	Aegon NV	309,300
13,300	Ally Financial Inc.	263,739
7,000	American Express Co	666,400
69,000	Commerzbank AG†	307,526
32,500	Credit Agricole SA†	307,736
57,000	Daiwa Securities Group Inc.	237,397
3,734	Diamond Hill Investment Group Inc.	424,444
15,900	Franklin Resources Inc.	333,423
16,200	Janus Henderson Group plc	342,792
13,300	Kinnevik AB, Cl. B	349,835
11,574	NN Group NV	388,799
6,850	PayPal Holdings Inc.†	1,193,475
9,944	Societe Generale SA†	165,346
74,000	Standard Chartered plc.	403,541
3,250	State Street Corp.	206,538
11,900	The Bank of New York Mellon Corp.	459,935
1,075	The PNC Financial Services Group Inc.	113,101

		6,473,327

	Food — 12.1%
37,200	Conagra Brands Inc.	1,308,324
13,000	Mondelēz International Inc., Cl. A	664,690
10,250	Nestlé SA	1,133,131
12,100	The Hain Celestial Group Inc.†	381,271
8,000	Unilever plc, ADR	439,040

		3,926,456

	Health Care — 13.4%
2,800	Baxter International Inc.	241,080
400	Becton, Dickinson and Co.	95,708

Gabelli ESG Fund, Inc.

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
17,000	Bristol-Myers Squibb Co.	$999,600
1,525	Cigna Corp	286,166
5,100	Gilead Sciences Inc.	392,394
4,700	GlaxoSmithKline plc, ADR	191,713
1,475	HCA Healthcare Inc	143,163
9,000	Henry Schein Inc.†	525,510
4,700	Medtronic plc.	430,990
8,100	Takeda Pharmaceutical Co. Ltd., ADR	145,233
6,450	Zoetis Inc.	883,908

		4,335,465

	Machinery — 5.9%
113,500	CNH Industrial NV†	797,905
17,000	Xylem Inc.	1,104,320

		1,902,225

	Retail — 1.6%
3,000	Lowe’s Companies Inc.	405,360
2,400	The TJX Companies Inc.	121,344

		526,704

	Semiconductors — 0.4%
300	NVIDIA Corp.	113,973

	Specialty Chemicals — 1.6%
4,200	International Flavors & Fragrances Inc.	514,332

Shares		Market Value
	Telecommunications — 2.9%
7,100	AT&T Inc.	$214,633
11,000	Loral Space & Communications Inc	214,720
6,400	SoftBank Group Corp., ADR	161,152
22,000	Vodafone Group plc, ADR	350,680

		941,185

	TOTAL COMMON STOCKS	32,016,911

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.9%
$300,000	U.S. Treasury Bills, 0.060% to 0.155%††, 09/03/20 to 09/24/20	299,915

	TOTAL INVESTMENTS — 100.0% (Cost $27,010,223)	$32,316,826

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt

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